CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,023)	$ (3,556)	$ (7,216)	$ (7,863)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	506	1,187	1,200	2,367
Decrease in accrued severance pay, net	15	(227)	(34)	(556)
Stock-based compensation	281	264	965	642
Change in fair value of derivatives and discount amortization	1,724	(60)	1,979	(257)
Gain on sales of subsidiaries and Appbuilder	550		462
Loss on sale of property and equipment			12
Long term receivable		7		13
Changes in operating assets and liabilities:
Decrease in trade receivables	366	1,452	710	5,091
Increase in other current assets	(33)	(168)	(885)	(371)
Increase in trade payables	(337)	(1,046)	(695)	(944)
Increase in other current liabilities and deferred revenues	(465)	(754)	(193)	(564)
Net cash used in operating activities	(1,416)	(2,901)	(3,695)	(2,442)
CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted cash	3,349		4,031
Purchase of property and equipment	(15)	(38)	(60)	(141)
Proceeds from sale of property and equipment			41
Additional consideration of previously acquired subsidiaries and activities				(1,163)
Proceeds from sales of subsidiaries and Appbuilder	2,499		2,849
Net cash provided by (used in) investing activities	5,833	(38)	6,861	(1,304)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short term bank credit and convertible notes, net	(6,641)	(2,333)	(6,641)	(4,868)
Issuance of shares and loan		5,000		5,000
Receipt of long term loans	5,157		5,157
Repayment of long-term loans	(2,821)	(426)	(3,487)	(426)
Dividend paid to noncontrolling interest		(141)		(141)
Net cash provided by (used in) financing activities	(4,305)	2,100	(4,971)	(435)
NET CASH INCREASE (DECREASE) FROM CONTINUED OPERATION	112	(839)	(1,805)	(4,181)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	2,080	8,953	3,997	12,295
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 2,192	$ 8,114	$ 2,192	$ 8,114